COMMITMENTS AND CONTINGENCIES (Details) In Millions, unless otherwise specified	8 Months Ended	12 Months Ended									0 Months Ended				12 Months Ended		0 Months Ended			3 Months Ended	12 Months Ended		0 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2010 CAD	Dec. 31, 2012 EEP USD ($) item	Dec. 31, 2012 EEP CAD	Dec. 31, 2011 EEP USD ($)	Dec. 31, 2011 EEP CAD	Dec. 31, 2012 Environmental Liabilities CAD	Dec. 31, 2011 Environmental Liabilities CAD	Aug. 07, 2012 Lakehead System Line 14 Crude Oil Release EEP	Jul. 27, 2012 Lakehead System Line 14 Crude Oil Release EEP bbl	Dec. 31, 2012 Lakehead System Line 14 Crude Oil Release EEP USD ($)	Dec. 31, 2012 Lakehead System Line 14 Crude Oil Release EEP CAD	Dec. 31, 2012 Line 6B Crude Oil Release USD ($)	Dec. 31, 2012 Line 6B Crude Oil Release CAD	Apr. 30, 2011 Line 6B Crude Oil Release EEP USD ($)	Jul. 26, 2010 Line 6B Crude Oil Release EEP mi bbl	Jul. 26, 2010 Line 6B Crude Oil Release EEP km	Sep. 30, 2012 Line 6B Crude Oil Release EEP USD ($)	Dec. 31, 2012 Line 6B Crude Oil Release EEP USD ($) item	Dec. 31, 2012 Line 6A Crude Oil Release CAD	Sep. 09, 2010 Line 6A Crude Oil Release EEP bbl	Dec. 31, 2012 Line 6A Crude Oil Release EEP USD ($) item
Amount expected to be paid within the next five years for contracts for the purchase of services, pipe and other materials, as well as transportation
Total amount expected to be paid for contracts for the purchase of services, pipe and other materials, as well as transportation		4,668
Thereafter		1,023
Minimum future payments under operating leases
Aggregated minimum future payments under operating leases		329
Estimated annual lease payments for 2013		40
Estimated annual lease payments for 2014		41
Estimated annual lease payments for 2015		39
Estimated annual lease payments for 2016		38
Estimated annual lease payments for 2017		34
Thereafter		137
Total rental expense for operating leases		31	28	23
COMMITMENTS AND CONTINGENCIES
Ownership interest (as a percent)					21.80%	21.80%
Environmental liabilities included in current liabilities		107	175						107	175
Environmental liabilities included in other long term liabilities									18	32
Estimated volume of oil released (in barrels)												1,700						20,000	20,000				9,000
Percentage of pressure prior to the incident up to which operating pressure was restricted by PHMSA											80.00%
Area affected by released crude oil																		38	61
Estimated volume of oil removed from the pipeline as part of the repair (in barrels)																							1,400
Estimated cost													10								820			48
Estimated cost, net of tax														1		137						7
Lost revenue													2
Civil penalty																				3.7
Increase in estimated cost																					55
Increase in estimated cost, net of tax																8
Number of subsidiaries with which an insurance allocation agreement has been entered					1	1
Aggregate limited amount for pollution liability under insurance program	660																650
Amount of insurance claim recognized					170		335								505
Amount of insurance claim recognized, net of tax						24		50								74
Expected insurance recovery																					$ 145
Number of actions or claims filed																					30			1